Trade Receivables - Narrative - (Details) - CNY (¥) ¥ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Trade Receivables
Other receivables from related parties	¥ 5.0		¥ 7.4
Gross carrying amount
Trade Receivables
Impairment allowance	52.9		¥ 51.4
Energy solutions
Trade Receivables
Revenue from sales to related parties	¥ 28.4	¥ 12.3